Administrative, operation and project expenses (Tables)	6 Months Ended
Jun. 30, 2021
Administrative, operation and project expenses
Schedule of administrative, operation and project expenses

	Six-month period ended
	June 30,
	2021	2020

	(Unaudited)
Administration expenses
General expenses	560,614	614,607
Labor expenses (1)	548,535	673,488
Depreciation and amortization	35,610	45,800
Taxes	34,141	38,057
	1,178,900	1,371,952
Operation and project expenses
Commissions, fees, freights and services	269,201	344,553
Taxes	220,745	197,011
Labor expenses	151,797	155,503
Exploration expenses	235,402	177,599
Depreciation and amortization	96,472	84,841
Fee for regulatory entities	75,141	51,318
Maintenance	59,045	48,866
Others	53,410	60,933
	1,161,213	1,120,624

(1)	It includes since 2020 the recognition of the new voluntary retirement plan for 12 workers in 2021 and 421 in 2020.